LIABILITIES AND DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LIABILITIES AND DEBT
Schedule of accrued expenses and other liabilities

	June 30,	December 31,
	2023	2022
Accrued expenses	$503,927	$668,714
Reserve for returns	—	307,725
Payroll related liabilities	4,009,812	2,618,870
Sales tax liability	277,800	262,765
Other liabilities	247,398	78,845
	$5,038,937	$3,936,920

	December 31,
	2022	2021
Accrued expenses	$668,714	$178,819
Reserve for returns	307,725	33,933
Payroll related liabilities	2,618,870	1,183,598
Sales tax liability	262,765	225,804
Due to seller	—	396,320
Other liabilities	78,845	59,613
	$3,936,920	$2,078,087

Summary of the convertible notes

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2022	$4,100,000	$(1,378,200)	$2,721,800
Repayments of notes	(4,000,000)	—	(4,000,000)
Amortization of debt discount	—	689,100	689,100
Loss on extinguishment of debt	—	689,100	689,100
Balance, June 30, 2023	$100,000	$—	$100,000

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2020	$100,000	$—	$100,000
Issuance of Oasis note, net of issuance costs	5,265,000	(715,000)	4,550,000
Issuance of FirstFire First note, net of issuance costs	1,575,000	(315,000)	1,260,000
Issuance of Second FirstFire note, net of issuance costs	2,625,000	(530,000)	2,095,000
Derivative liability in connection with notes	—	(3,204,924)	(3,204,924)
Amortization of debt discount	—	801,538	801,538
Balance, December 31, 2021	9,565,000	(3,963,386)	5,601,614
Proceeds from issuance of notes	8,943,750	(1,992,500)	6,951,250
Repayments of notes	(4,943,750)	—	(4,943,750)
Conversion of notes into common stock	(9,465,000)	—	(9,465,000)
Warrant and common shares issued with convertible notes	—	(1,368,741)	(1,368,741)
Derivative liability in connection with notes	—	(559,957)	(559,957)
Amortization of debt discount	—	6,506,384	6,506,384
Balance, December 31, 2022	$4,100,000	$(1,378,200)	$2,721,800

summary of promissory notes payable, net

	June 30,	December 31,
	2023	2022
Bailey Note	$3,500,000	$3,500,000
Sundry Note	—	5,500,000
March 2023 Notes - principal	2,458,750	—
March 2023 Notes - unamortized debt discount	(344,911)	—
Promissory note payable, net	$5,613,839	$9,000,000